Label	Element	Value
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Small Cap Value Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Effective on or about October 1, 2025 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 27, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	August 22, 2025 BNY MELLON INVESTMENT FUNDS I -BNY Mellon Small Cap Value Fund Supplement to Current Summary Prospectus and Prospectus
BNY Mellon Small Cap Value Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%	[1]
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.05%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,269
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	565
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,269
BNY Mellon Small Cap Value Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%	[1]
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.34%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.39%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,135
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,278
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,135
BNY Mellon Small Cap Value Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%	[1]
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.30%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.15%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,024
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	704
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,217
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,624
BNY Mellon Small Cap Value Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%	[1]
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.19%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.99%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.84%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,199
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	532
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,199

[1]	"Other expenses," "Total annual fund operating expenses" and "Total annual fund operating expenses (after fee waiver)" have been restated to reflect the termination of the fund's fund accounting and administrative services agreement and the fee payable thereunder.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .15% of the value of the fund's average daily net assets until February 27, 2026. On or after February 27, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[3]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.